EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Schedule of Share-based Compensation, Activity [Table Text Block]

The Company has issued warrants and options outside of the equity incentive plans. A summary of the warrant and option activity is as follows:
	Number of Warrants and Options (in Shares)	Weighted Average Exercise Price
Outstanding January 1, 2014	5,229,076	$10.57
Granted	58,300	1.40
Exercised	—	—
Forfeited or Expired	(113,013)	17.74
Outstanding, June 30, 2014	5,174,363	10.31
Exercisable, June 30, 2014	4,775,193	$10.68

A summary of the warrant and option activity is as follows:

	Number of Options/Warrants (in Shares)	Weighted Average Exercise Price
Warrants Outstanding January 1, 2012	629,160	$24.85
Granted	8,571	35.00
Exercised	—	—
Forfeited or Expired	43,446	—
Warrants Outstanding, December 31, 2012	594,285	25.90
Exercisable, December 31, 2012	594,285	$25.90
Warrants Outstanding, January 1, 2013	594,285	$25.90
Granted	3,652,669	6.61
Exercised	858	0.35
Forfeited or Expired	—	—
Warrants Outstanding, December 31, 2013	4,246,096	6.53
Exercisable, December 31, 2013	4,246,096	$6.53

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
Summary information regarding the warrants as of December 31, 2013 is as follows:

Exercise Price	Number Outstanding (in shares)	Weighted Average Remaining Contractual Life (in years)
$0.35	70,726	4.65
$2.19	171,450	4.89
$5.50	571,428	2.13
$6.87	3,266,778	4.66
$7.87	14,286	1.28
$8.75	142,857	4.04
$35.00	8,571	3.20
Exercisable, December 31, 2013	4,246,096

Equity Incentive Plans One [Member]
Class of Warrant or Right [Line Items]
Schedule of Share-based Compensation, Activity [Table Text Block]
A summary of the Company’s historical stock option plan activity as of December 31, 2013 is as follows:

Plan Name	Options Authorized	Options Granted	Shares Exercised	Shares Forfeited/Expired	Options Outstanding
2004	142,857	142,857	67,460	24,287	51,110
2005	142,857	142,857	10,000	58,572	74,285
2006	314,285	310,102	6,304	65,882	237,916
2007	28,571	25,714	—	4,285	21,429
2009	285,714	358,440	10,041	55,784	292,615
2013	906,291	305,625	—	—	305,625
Total	1,820,575	1,285,595	93,805	208,810	982,980

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Under ASC 718, the weighted average fair value of options granted was $1.99 and $15.75 for options granted in 2013 and 2012, respectively. Each option is estimated on the date of grant, using the Black-Scholes model and the following assumptions (all in weighted averages):

	2013	2012
Exercise price	$2.43	$16.45
Volatility	109%	145%
Risk-free interest rate	1.37%	1.42%
Expected dividend yield	0%	0%
Expected term (years)	6	9.2

Equity Incentive Plans Two [Member]
Class of Warrant or Right [Line Items]
Schedule of Share-based Compensation, Activity [Table Text Block]
A summary of the status of the Company’s stock option plans for the years ended December 31, 2013 and 2012 is as follows:

	Number of Options (in Shares)	Weighted Average Exercise Price
Options Outstanding January 1, 2012	653,896	$39.90
Granted	71,000	16.45
Exercised	660	7.70
Forfeited or Expired	23,333	22.40
Options outstanding, December 31, 2012	700,903	38.15
Exercisable, December 31, 2012	513,603	$47.60
Options Outstanding, January 1, 2013	700,903	$38.15
Granted	334,161	2.43
Exercised	—	—
Forfeited or Expired	52,084	13.16
Options outstanding, December 31, 2013	982,980	28.05
Exercisable, December 31, 2013	571,261	$44.79

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
Summary information regarding the options outstanding and exercisable at December 31, 2013 is as follows:

	Outstanding			Exercisable
Range of Exercise Prices	Number Outstanding (in shares)	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable (in shares)	Weighted Average Exercise Price
$1.05 – 8.05	429,705	9.10	$3.36	96,111	$7.12
8.40 – 23.80	282,795	4.69	14.16	204,670	14.02
35.00 – 70.00	241,133	2.22	68.74	241,133	68.74
122.50 – 288.75	29,347	3.08	187.26	29,347	187.26
	982,980			571,261

Warrant [Member]
Class of Warrant or Right [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
The Company used the following assumptions in the Black Scholes model to calculate the fair value of the warrant on March 28, 2012:

2012
Exercise price	$35.00
Black-Scholes	16.68
Volatility	149%
Risk-free interest rate	1.13%
Expected dividend yield	0%
Expected term (years)	5.00

MB Technology Holdings LLC [Member]
Class of Warrant or Right [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
The Company calculated the value of the options immediately prior to the amendment compared to the value of the option with the amended terms.

The Company used the following assumptions in the Black Scholes Model to calculate the fair value of the warrants:

	January 16, 2013 Amended Terms	September 30, 2013 Amended Terms
Exercise Price	$13.30	$5.50
Black-Scholes Value	$10.35	$2.93
Volatility	140%	109.8%
Risk-free interest rate	0.27%	0.13%
Expected dividend yield	0%	0%
Expected term (years)	3	3

MB Technology Holdings Options One [Member]
Class of Warrant or Right [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
The Company used the following weighted average assumptions in the Black Scholes model to calculate the fair value of the warrants:

On November 19, 2013, in connection with the secondary offering, the Company issued warrants to the underwriters to purchase 171,450 shares of common stock with an exercise price of $2.1875 per share and are exercisable immediately and will expire five years from the date of issuance.

	January 16, 2013	March 12, 2013	Bridge Loan	November 19, 2013
Number of shares	142,857	42,857	28,727	171,450
Exercise Price	$8.75	$0.35	$0.35	$2.1875
Black-Scholes Value	$13.57	$14.71	$5.98 to $14.71	$1.20
Volatility	139.9%	137.7%	104.4%	108.4%
Risk-free interest rate	0.75%	0.88%	0.68%	1.37%
Expected dividend yield	0%	0%	0%	0%
Expected term (years)	5	5	5	5